UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

BATS: Series V Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21457
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock Allocation Target Shares

=========================== BATS: Series A Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series C Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series E Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series M Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series P Portfolio ===========================

BLACKROCK ALLOCATION TARGET SHARES

Ticker:                      Security ID:  092480300
Meeting Date: OCT 26, 2021   Meeting Type: Special
Record Date:  AUG 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1B    Approve Change in Fundamental           For       For          Management
      Investment Restriction Regarding
      Borrowing and the Issuance of Senior
      Securities
1E    Approve Change in Fundamental           For       For          Management
      Investment Restriction Regarding
      Investing in Real Estate
1F    Approve Change in Fundamental           For       For          Management
      Investment Restriction Regarding
      Underwriting
1G    Approve Change in Fundamental           For       For          Management
      Investment Restriction Regarding
      Investing in Commodities
1H    Approve Change in Fundamental           For       For          Management
      Investment Restriction Regarding
      Lending
1J    Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Regarding
      Investing for the Purpose of
      Exercising Control or Management
1K    Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Regarding
      Purchasing Commodities Contracts and
      Investing in Oil, Gas or Mineral
      Exploration or Development Programs
1L    Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Regarding
      Acquiring Other Investment Companies
1M    Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Regarding
      Writing and Selling Options, Straddles
      and Spreads
1N    Approve Elimination of Fundamental      For       For          Management
      Investment Restriction Regarding the
      Purchase of Securities on Margin and
      Short Sales

=========================== BATS: Series S Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series V Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Allocation Target Shares

Date: August 25, 2022